UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2000

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement.
							[ ] adds new holdings
entries.

Institutional Investment Manager filing this Report:

Name:	McCormack Advisors International
		1360 East 9th Street
		Cleveland, Ohio 44114

13F File Number:	28-6392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	Ronald Baldari
Title:	Compliance Officer
Phone:	216/436-3627
Signature, Place, and Date of Signing:
Ronald Baldari		Cleveland, Ohio	  February 20, 2001

Report Type (check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange
Act of 1934.


FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	123
Form 13F Information Table Total Value:	$146,448,120

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
                                  Item #2 Item #3      Item #4      Item #5      Item #6      Item #7  Item #8
                                  Titleof Cusip        Market                    Investment            Voting
Name of Issuer                    Class   Number       Value        Quantity     Discretion   Managers Authority

Charter One Financial                     160903100    11,579,555   401,024      Sole                  Sole
Pfizer Inc                                717081103    6,973,002    151,587      Sole                  Sole
General Electric                          369604103    6,664,259    139,018      Sole                  Sole
Qualcomm Incorporated                     747525103    6,155,881    74,900       Sole                  Sole
Southwest Airlines                        844741108    5,879,486    175,350      Sole                  Sole
Bristol-Myers Squibb                      110122108    4,351,843    58,858       Sole                  Sole
American International Group              026874107    4,042,857    41,018       Sole                  Sole
Intel Corp                                458140100    3,959,297    131,700      Sole                  Sole
BP Amoco PLC ADR                          055622104    3,411,381    71,256       Sole                  Sole
Johnson & Johnson                         478160104    3,371,262    32,088       Sole                  Sole
International Business Machines           459200101    3,142,450    36,970       Sole                  Sole
Verizon Communications                    92343V104    3,043,891    60,726       Sole                  Sole
E M C Corporation                         268648102    2,564,905    38,570       Sole                  Sole
Schering-Plough                           806605101    2,414,713    42,550       Sole                  Sole
Home Depot                                437076102    2,211,436    48,403       Sole                  Sole
Procter & Gamble                          742718109    2,158,771    27,522       Sole                  Sole
Harley Davidson Inc.                      412822108    2,057,460    51,760       Sole                  Sole
Chevron Corp                              101137116    1,892,087    22,408       Sole                  Sole
Progressive Corp                          743315103    1,885,975    18,200       Sole                  Sole
Bellsouth Corporation                     077852102    1,872,095    45,730       Sole                  Sole
Exxon Mobil Corp.                         285661104    1,825,194    20,994       Sole                  Sole
Firstar Inc.                              33763V109    1,616,340    69,520       Sole                  Sole
Wells Fargo and Company                   949746101    1,574,857    28,280       Sole                  Sole
Oracle Systems                            68389x105    1,573,471    54,140       Sole                  Sole
Convergys Corp                            212485106    1,563,299    34,500       Sole                  Sole
Fifth Third Bancorp.                      316773100    1,532,588    25,650       Sole                  Sole
Merck & Co                                589331107    1,482,084    15,830       Sole                  Sole
News Corp Ltd ADS                         652487703    1,467,375    45,500       Sole                  Sole
Abbott Labs Inc.                          002824100    1,422,624    29,370       Sole                  Sole
McDonalds Corp                            580135101    1,345,380    39,570       Sole                  Sole
Adobe Systems                             00724F101    1,276,401    21,936       Sole                  Sole
Royal Dutch Petroleum                     780257705    1,274,730    21,048       Sole                  Sole
Lucent Technologies                       549463107    1,211,436    89,736       Sole                  Sole
Bank of America Corp                      060505104    1,196,879    26,090       Sole                  Sole
Motorola Incorporated                     620076109    1,178,449    58,195       Sole                  Sole
Worldcom, Inc.                            98157D106    1,164,599    82,813       Sole                  Sole
CINergy                                   101137118    1,142,009    32,513       Sole                  Sole
Agilent Technologies                      00846U101    1,108,414    20,245       Sole                  Sole
Alliance Capital Mgmt. L.P.               01855A101    1,088,438    21,500       Sole                  Sole
Symbol Technologies Inc.                  871508107    1,053,180    29,255       Sole                  Sole
Parker-Hannifin                           701094104    1,050,219    23,801       Sole                  Sole
Duke Power Co.                            264399106    1,044,313    12,250       Sole                  Sole
AXA                                       002451102    1,031,701    14,366       Sole                  Sole
Alltel Corporation                        020039103    1,030,227    16,500       Sole                  Sole
KeyCorp                                   493267108    992,880      35,460       Sole                  Sole
American Express                          025816109    989,928      18,019       Sole                  Sole
B.F. Goodrich                             382388106    989,400      27,200       Sole                  Sole
Amkor Technology                          031652100    985,266      63,500       Sole                  Sole
Emerson Electric                          285661104    977,281      12,400       Sole                  Sole
Eli Lilly Co                              285661104    977,162      10,500       Sole                  Sole
Electronic Data Systems                   285661104    966,042      16,728       Sole                  Sole
Hewlett-Packard Company                   428236103    957,621      30,340       Sole                  Sole
AT & T Corp.                              001957109    942,247      54,623       Sole                  Sole
GlaxoSmithKline PLC                       37733W105    917,280      16,380       Sole                  Sole
Sony Corporation ADR                      835699307    884,735      12,730       Sole                  Sole
Sun Microsystems Inc.                     866810104    878,063      31,500       Sole                  Sole
Dow Chemical                              253651103    820,400      22,400       Sole                  Sole
J P Morgan Chase & Co.                    616880100    794,997      17,496       Sole                  Sole
Greenpoint Financial Corp.                395384100    773,728      18,900       Sole                  Sole
AmSouth Bancorp                           032165102    772,016      50,624       Sole                  Sole
Cisco Systems                             17275R102    750,848      19,630       Sole                  Sole
Nestle SA (REG) ADR                       641069406    738,274      6,330        Sole                  Sole
Invacare                                  461203101    708,975      20,700       Sole                  Sole
United Dominion Realty Trust              910197102    594,715      55,000       Sole                  Sole
Gap Incorporated                          364760108    578,850      22,700       Sole                  Sole
International Paper Company               460146103    571,382      14,000       Sole                  Sole
Vodafone Group PLC                        92857T107    571,217      15,950       Sole                  Sole
XL Capital Ltd.                           G98255105    549,851      6,293        Sole                  Sole
Microsoft Corporation                     594918104    546,525      12,600       Sole                  Sole
Martek Biosciences Corp                   572901106    540,225      44,100       Sole                  Sole
Lam Research Corp                         512807108    536,500      37,000       Sole                  Sole
PVF Capital Corp                          693654105    494,285      52,030       Sole                  Sole
H & Q Healthcare Fund                     404052102    493,430      20,140       Sole                  Sole
ADC Telecommunications                    000806101    478,500      26,400       Sole                  Sole
FirstMerit Corp                           337915102    470,518      17,600       Sole                  Sole
Diebold Inc.                              253651103    463,746      13,895       Sole                  Sole
Ford Motor Corp. com new                  345370100    463,651      19,782       Sole                  Sole
Amgen Inc                                 031162100    451,402      7,060        Sole                  Sole
SBC Communications                        78387G103    444,314      9,305        Sole                  Sole
C-Cube Microsystems Inc.                  12501n108    440,805      35,800       Sole                  Sole
Burlington Resources Inc.                 101137111    435,815      8,630        Sole                  Sole
Alcoa Inc.                                031817101    422,100      12,600       Sole                  Sole
Pepsico Inc.                              713448108    417,717      8,428        Sole                  Sole
Gilead Sciences Inc                       375558103    414,688      5,000        Sole                  Sole
Lehman Brothers Holdings                  524908100    405,750      6,000        Sole                  Sole
Federal Natl Mortgage Assoc.              313586109    388,380      4,477        Sole                  Sole
Wachovia Corporation                      929771103    370,721      6,378        Sole                  Sole
Time Warner Inc                           887315109    350,008      6,700        Sole                  Sole
PolyOne Corp.                             73179P106    327,531      55,750       Sole                  Sole
AllenTelecom Inc.                         018091108    324,678      18,100       Sole                  Sole
Du Pont (EI) de Nemours                   263534109    289,878      6,000        Sole                  Sole
White Mountain Insurance Group            G9618E107    287,100      900          Sole                  Sole
Enron Corp                                293561106    280,547      3,375        Sole                  Sole
Electronics for Imaging                   285661104    273,185      19,600       Sole                  Sole
Honeywell International                   438516106    246,028      5,200        Sole                  Sole
Boeing Company                            097023105    243,936      3,696        Sole                  Sole
First Essex Bancorp Inc                   320103104    240,750      12,000       Sole                  Sole
Gannett Company Inc.                      364730101    239,387      3,796        Sole                  Sole
Steris Corp                               859152100    236,231      14,650       Sole                  Sole
Bank of New York                          064057102    236,205      4,280        Sole                  Sole
Oglebay Norton Company                    677007106    233,256      12,000       Sole                  Sole
Citigroup                                 172967101    216,079      4,232        Sole                  Sole
PNC Financial Services Group              693475105    208,230      2,850        Sole                  Sole
Brandywine Realty Trust                   101137110    206,875      10,000       Sole                  Sole
Texaco Inc                                881694103    205,013      3,300        Sole                  Sole
Automatic Data Processing                 053015103    202,348      3,196        Sole                  Sole
Foundry Networks Inc.                     35063r100    184,500      12,300       Sole                  Sole
Oak Hill Financial Inc.                   671337103    167,469      11,500       Sole                  Sole
Xerox Corp                                984121103    141,525      30,600       Sole                  Sole
Safeguard Scientific Inc                  786449108    141,113      21,300       Sole                  Sole
Tommy Hilfiger                            G89157102    117,756      12,000       Sole                  Sole
Gabelli Equity Trust                      362397101    114,380      10,000       Sole                  Sole
Spartan Stores Inc.                       846822104    112,266      16,200       Sole                  Sole
Urstadt Biddle Class A                    917286106    84,756       12,000       Sole                  Sole
Peregrine Pharmaceuticals Inc.            713661106    75,040       80,000       Sole                  Sole
Stride Rite Corp.                         863314100    70,000       10,000       Sole                  Sole
Spacehab Inc                              826243103    58,949       23,000       Sole                  Sole
Global Technovations                      37939M109    58,750       94,000       Sole                  Sole
Jetform Corp.                             477155105    43,516       13,650       Sole                  Sole
Vasomedical Inc.                          922321104    21,800       10,000       Sole                  Sole
Pacific Century Cyberworks Ltd            694059106    16,175       25,000       Sole                  Sole
Merrill Lynch Capital Tr 7.28% PfdPfd     59021K20     556,324      23,000       Sole                  Sole
Gabelli Equity Trust Pfd 7.25%    Pfd     362397309    387,500      15,500       Sole                  Sole
                                                       943,824

                                          Grand Total  146,448,120

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